Document and Entity Information	Oct. 23, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001669811
Document Type	8-K
Document Period End Date	Oct. 23, 2025
Entity Registrant Name	Donnelley Financial Solutions, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37728
Entity Tax Identification Number	36-4829638
Entity Address, Address Line One	391 Steel Way
Entity Address, City or Town	Lancaster
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17601
City Area Code	(800)
Local Phone Number	823-5304
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock (Par Value $0.01)
Trading Symbol	DFIN
Security Exchange Name	NYSE